Quarterly Financial Information (Unaudited) (Details) - Schedule of balance sheet - Tortoise Acquisition Corp. II [Member]	Sep. 30, 2020 USD ($)
As Previously Reported [Member]
Balance Sheet
Total assets	$ 346,610,178
Liabilities and stockholders’ equity
Total current liabilities	86,561
Deferred legal fees	150,000
Deferred underwriting commissions	12,075,000
Derivative warrant liabilities
Total liabilities	12,311,561
Stockholders’ equity
Preference shares – $0.0001 par value
Additional paid-in-capital	5,082,299
Accumulated deficit	(83,312)
Total stockholders’ equity	5,000,007
Total liabilities and stockholders’ equity	346,610,178
Restatement Adjustment [Member]
Balance Sheet
Total assets
Liabilities and stockholders’ equity
Total current liabilities
Deferred underwriting commissions
Derivative warrant liabilities	22,975,940
Total liabilities	22,975,940
Stockholders’ equity
Preference shares – $0.0001 par value
Additional paid-in-capital	5,463,350
Accumulated deficit	(5,463,580)
Total stockholders’ equity
Total liabilities and stockholders’ equity
As Restated [Member]
Balance Sheet
Total assets	346,610,178
Liabilities and stockholders’ equity
Total current liabilities	86,561
Deferred underwriting commissions	12,075,000
Derivative warrant liabilities	22,975,940
Total liabilities	35,137,501
Stockholders’ equity
Preference shares – $0.0001 par value
Additional paid-in-capital	10,545,649
Accumulated deficit	(5,546,892)
Total stockholders’ equity	5,000,007
Total liabilities and stockholders’ equity	346,460,178
Class A Ordinary Shares [Member] | As Previously Reported [Member]
Liabilities and stockholders’ equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	329,298,610
Stockholders’ equity
Common Stock	157
Class A Ordinary Shares [Member] | Restatement Adjustment [Member]
Liabilities and stockholders’ equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	(22,975,940)
Stockholders’ equity
Common Stock	230
Class A Ordinary Shares [Member] | As Restated [Member]
Liabilities and stockholders’ equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	306,322,670
Stockholders’ equity
Common Stock	387
Class B Ordinary Shares [Member] | As Previously Reported [Member]
Stockholders’ equity
Common Stock	863
Class B Ordinary Shares [Member] | Restatement Adjustment [Member]
Stockholders’ equity
Common Stock
Class B Ordinary Shares [Member] | As Restated [Member]
Stockholders’ equity
Common Stock	$ 863